LEGG MASON PARTNERS INCOME TRUST

SUPPLEMENT DATED SEPTEMBER 1, 2021

TO THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

OF EACH FUND LISTED IN SCHEDULES A AND B

1a.

Effective September 1, 2021, for the funds listed in Schedule A, the following is added to the section titled “Investment Professionals- Other Accounts Managed by the Investment Professionals” in the SAI:

Investment Professional	Type of Account	Number of Accounts Managed	Total Assets Managed (Billions) ($)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Assets Managed for which Advisory Fee is Performance- Based (Billions) ($)
Corporate Bond Fund
Dan Alexander*	Registered Investment Companies	1	0.6	None	None
	Other Pooled Investment Vehicles	15	6.5	None	None
	Other Accounts	98	48.5	2	0.9

Kurt D. Halvorson*	Registered Investment Companies	3	0.6	None	None
	Other Pooled Investment Vehicles	15	6.5	None	None
	Other Accounts	98	48.5	2	0.9

Blanton Y. Keh*	Registered Investment Companies	3	0.6	None	None
	Other Pooled Investment Vehicles	17	10.1	None	None
	Other Accounts	104	52.2	2	0.9

Mortgage Total Return Fund
Ion Dan*	Registered Investment Companies	None	None	None	None
	Other Pooled Investment Vehicles	2	2.5	None	None
	Other Accounts	5	3.3	2	0.9

Short-Term Bond Fund
Nicholas Mastroianni*	Registered Investment Companies	1	0.1	None	None
	Other Pooled Investment Vehicles	2	0.7	None	None
	Other Accounts	26	9.0	None	None

*	The information is as of July 31, 2021 and does not reflect additional accounts (including the Fund) for which the investment professional joined the portfolio management team effective September 1, 2021.

1b.	Effective September 1, 2021, for the funds listed in Schedule A, the following is added to the section titled “Investment Professionals- Investment Professional Securities Ownership” in the SAI:

Investment Professional	Dollar Range of Ownership of Securities ($)
Corporate Bond Fund
Dan Alexander*	100,001-500,000
Kurt D. Halvorson*	1-10,000
Blanton Y. Keh*	None

Mortgage Total Return Fund
Ion G. Dan*	None

Short-Term Bond Fund
Nicholas Mastroianni*	None

*	The information is as of July 31, 2021.

2a.

Effective September 1, 2021, for the fund listed in Schedule B, the following is added to the section titled “Investment Professionals- Other Accounts Managed by the Investment Professionals” in the SAI:

Investment Professional	Type of Account	Number of Accounts Managed	Total Assets Managed (Billions) ($)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Assets Managed for which Advisory Fee is Performance- Based (Billions) ($)
Nicholas Mastroianni*	Registered Investment Companies	1	0.1	None	None
	Other Pooled Investment Vehicles	2	0.7	None	None
	Other Accounts	26	9.0	None	None

*	The information is as of July 31, 2021 and does not reflect additional accounts (including the Fund) for which the investment professional joined the portfolio management team effective September 1, 2021.

2b.	Effective September 1, 2021, for the fund listed in Schedule B, the following is added to the section titled “Investment Professionals- Investment Professional Securities Ownership” in the SAI.

Investment Professional	Dollar Range of Ownership of Securities ($)
Nicholas Mastroianni*	None

*	The information is as of July 31, 2021.

SCHEDULE A

Fund	Date of SAI
LEGG MASON PARTNERS INCOME TRUST

Western Asset Corporate Bond Fund	May 1, 2021
Western Asset Mortgage Total Return Fund	May 1, 2021
Western Asset Short-Term Bond Fund	May 1, 2021

SCHEDULE B

Fund	Date of SAI
LEGG MASON PARTNERS INCOME TRUST

Western Asset Ultra-Short Income Fund	September 30, 2020

Please retain this supplement for future reference.

WASX654816

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